Investment Objectives and Goals - iShares Macro AlphaBeta Active ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES MACRO ALPHABETA ACTIVE ETF Ticker: GMIX Stock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of iShares Macro AlphaBeta Active ETF (the “Fund”) is to seek total return.